UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7720

        Nuveen California Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen California Premium Income Municipal Fund (NCU) November 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 6.5% (4.5% of Total Investments)
$1,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda	6/12 at 100.00	Baa3	$1,544,610
	County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
310	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	298,567
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,540	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco	5/12 at 100.00	Baa3	3,620,075
	Securitization Program, Series 2002A, 5.625%, 5/01/29

	Education and Civic Organizations - 1.9% (1.3% of Total Investments)
1,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.125%, 5/15/17 -	5/13 at 100.00	AAA	1,607,865
	AMBAC Insured

	Healthcare - 12.2% (8.5% of Total Investments)
325	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	328,374
	Series 2005, 5.000%, 11/15/34
4,705	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	5/06 at 100.00	BB	4,705,518
	Hospital, Series 1993, 5.750%, 5/15/15
1,500	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A+	1,567,065
	Series 2001A, 5.550%, 8/01/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health
	System, Series 2005A:
125	5.250%, 7/01/24	7/15 at 100.00	BBB+	128,840
260	5.250%, 7/01/35	7/15 at 100.00	BBB+	263,921
3,100	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System,	No Opt. Call	AAA	3,283,954
	Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

	Housing/Multifamily - 2.0% (1.4% of Total Investments)
1,600	California Statewide Community Development Authority, Revenue Refunding Bonds, Irvine Apartment	7/08 at 101.00	BBB	1,652,768
	Communities Development, Series 1998A, 5.250%, 5/15/25 (Mandatory put 5/15/13)

	Housing/Single Family - 0.5% (0.3% of Total Investments)
340	California Housing Finance Agency, Single Family Mortgage Bonds II, Series 1997A-1, 6.000%,	2/07 at 102.00	AAA	350,972
	8/01/20 (Alternative Minimum Tax)- MBIA Insured
60	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single Family	No Opt. Call	AAA	60,472
	Mortgage Revenue Bonds, Series 1996C, 7.500%, 8/01/27 (Alternative Minimum Tax)

	Tax Obligation/General - 27.0% (18.7% of Total Investments)
4,000	California, General Obligation Veterans Welfare Bonds, Series 1999BR, 5.300%, 12/01/29	12/05 at 100.00	A	4,000,240
	(Alternative Minimum Tax)
	California, General Obligation Bonds, Series 2003:
1,000	5.250%, 11/01/19 - RAAI Insured	11/13 at 100.00	AA	1,075,100
1,055	5.250%, 2/01/21	8/13 at 100.00	A	1,122,309
1,500	5.000%, 2/01/31 - MBIA Insured	2/13 at 100.00	AAA	1,543,125
	California, General Obligation Bonds, Series 2004:
1,750	5.000%, 4/01/22	4/14 at 100.00	A	1,821,890
1,750	5.000%, 2/01/23	2/14 at 100.00	A	1,817,043
1,400	5.200%, 4/01/26	4/14 at 100.00	A	1,472,674
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	1,055,900
	2002A, 5.000%, 8/01/21 - FGIC Insured
550	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	575,949
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
1,570	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-1, 5.000%,	7/15 at 100.00	AAA	1,644,842
	7/01/25 - FGIC Insured
2,250	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A, 5.000%,	7/13 at 100.00	AAA	2,372,558
	7/01/22 - FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
190	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	198,508
200	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	208,796
3,000	Pomona Unified School District, Los Angeles County, California, General Obligation Refunding Bonds,	8/11 at 103.00	AAA	3,458,790
	Series 1997A, 6.150%, 8/01/15 - MBIA Insured
15	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%,	8/14 at 100.00	AAA	16,185
	8/01/22 - MBIA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
140	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	146,763
210	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	219,467

	Tax Obligation/Limited - 47.9% (33.2% of Total Investments)
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series	10/13 at 100.00	AA	1,058,640
	2003, 5.625%, 10/01/33 - RAAI Insured
985	Beverly Hills Public Financing Authority, California, Lease Revenue Refunding Bonds, Series 2003A,	6/13 at 100.00	Aaa	1,067,445
	5.250%, 6/01/15 - MBIA Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,695	5.000%, 12/01/22 - AMBAC Insured	12/13 at 100.00	AAA	1,765,885
1,865	5.000%, 12/01/24 - AMBAC Insured	12/13 at 100.00	AAA	1,930,256
1,720	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	1,851,012
5,920	California State Public Works Board, Lease Revenue Bonds, Department of Veterans Affairs, Southern	11/09 at 101.00	AAA	6,408,400
	California Veterans Home - Chula Vista Facility, Series 1999A, 5.600%, 11/01/19 - AMBAC Insured
130	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	136,913
	9/01/20 - XLCA Insured
3,500	Livermore Redevelopment Agency, California, Tax Allocation Revenue Bonds, Livermore Redevelopment	8/11 at 100.00	AAA	3,582,110
	Project Area, Series 2001A, 5.000%, 8/01/26 - MBIA Insured
1,595	Los Angeles Community Redevelopment Agency, California, Tax Allocation Multifamily Housing Bonds,	12/05 at 100.00	BBB-	1,596,675
	Grand Central Square/Bunker Hill Project, Series 1993A, 5.750%, 12/01/13 (Alternative Minimum Tax)
2,000	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	2,122,300
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 - MBIA Insured
2,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	2,193,460
	Redevelopment Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured
1,000	Poway, California, Community Facilities District 88-1, Special Tax Refunding Bonds, Parkway	8/08 at 102.00	N/R	1,077,030
	Business Centre, Series 1998, 6.500%, 8/15/09
155	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A,	9/15 at 100.00	AAA	157,804
	5.000%, 9/01/35 - XLCA Insured
310	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/15 at 100.00	AAA	316,135
	Series 2005A, 5.000%, 10/01/35 - XLCA Insured
3,000	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B,	No Opt. Call	AA-	3,283,800
	5.400%, 11/01/20
1,500	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AAA	1,674,105
	5.400%, 11/01/20 - MBIA Insured
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2005A,	7/15 at 100.00	AAA	5,254,350
	5.000%, 7/01/24 - MBIA Insured
	San Marcos Public Facilities Authority, California, Revenue Refunding Bonds, Series 1998:
1,500	5.800%, 9/01/18	9/08 at 101.00	Baa3	1,580,535
1,000	5.800%, 9/01/27	9/08 at 101.00	Baa3	1,053,690
2,050	Santa Barbara County, California, Certificates of Participation, Series 2001, 5.250%, 12/01/19 -	12/11 at 102.00	AAA	2,211,253
	AMBAC Insured

	Transportation - 8.4% (5.8% of Total Investments)
3,000	California Infrastructure Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay	7/13 at 100.00	AAA	3,163,410
	Area Toll Bridge, Series 2003A, 5.000%, 7/01/22 - FSA Insured
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A,	1/10 at 100.00	BBB-	1,873,480
	5.000%, 1/01/35
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,	5/06 at 102.00	AAA	2,057,180
	Second Series Issue 10A, 5.700%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured

	U.S. Guaranteed*** - 14.5% (10.0% of Total Investments)
1,200	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3***	1,332,132
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded to 12/01/09)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
400	5.375%, 5/01/17 (Pre-refunded to 5/01/12) - XLCA Insured	5/12 at 101.00	AAA	443,248
2,250	5.125%, 5/01/18 (Pre-refunded to 5/01/12)	5/12 at 101.00	A2***	2,449,170
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
1,000	5.500%, 6/01/33 (Pre-refunded to 6/01/13)	6/13 at 100.00	Aaa	1,107,870
1,000	5.625%, 6/01/33 (Pre-refunded to 6/01/13)	6/13 at 100.00	Aaa	1,115,960
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/21	7/10 at 100.00	AAA	2,184,200
	(Pre-refunded to 7/01/10) - MBIA Insured
1,185	Riverside Community College District, California, General Obligation Bonds, Series 2004A, 5.250%,	8/14 at 100.00	AAA	1,313,798
	8/01/22 (Pre-refunded to 8/01/14) - MBIA Insured
2,000	Vista, California, Mobile Home Park Revenue Bonds, Vista Manor Mobile Home Park Project, Series	3/24 at 100.00	N/R***	2,177,600
	1999A, 5.750%, 3/15/29 (Pre-refunded to 3/15/24)

	Utilities - 6.5% (4.5% of Total Investments)
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	290,326
	5.000%, 7/01/21 - MBIA Insured
295	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	305,281
	9/01/31 - XLCA Insured
4,580	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series 2002Q,	8/12 at 100.00	AAA	4,912,554
	5.250%, 8/15/20 - FSA Insured

	Water and Sewer - 17.2% (11.8% of Total Investments)
1,125	Burbank, Califorpnia, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/23 - AMBAC	6/14 at 100.00	AAA	1,174,478
	Insured
1,095	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled	10/13 at 100.00	AAA	1,166,887
	Financing Program, Series 2003A, 5.250%, 10/01/23 - FSA Insured
5,000	Culver City, California, Wastewater Facilities Revenue Refunding Bonds, Series 1999A, 5.700%,	9/09 at 102.00	AAA	5,438,250
	9/01/29 - FGIC Insured
3,495	Orange County Sanitation District, California, Certificates of Participation, Series 2003, 5.250%,	8/13 at 100.00	AAA	3,725,041
	2/01/21 - FGIC Insured
1,000	Sacramento County Water Financing Authority, California, Revenue Bonds, Agency Zones 40-41 System	6/13 at 100.00	AAA	1,054,320
	Projects, Series 2003, 5.000%, 6/01/22 - AMBAC Insured
1,795	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems Project,	7/13 at 100.00	BBB+	1,849,281
	Series 2003, 5.500%, 7/01/33

$115,065	Total Long-Term Investments (cost $116,457,852) - 144.6%			121,619,400

	Other Assets Less Liabilities - 6.5%			5,493,472

	Preferred Shares, at Liquidation Value - (51.1)%			(43,000,000)

	Net Assets Applicable to Common Shares - 100%			$84,112,872

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was $116,398,103.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were follows:

Gross unrealized:
Appreciation	$5,430,573
Depreciation	(209,276)

Net unrealized appreciation (depreciation) of investments	$5,221,297

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Premium Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         1/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         1/27/06

* Print the name and title of each signing officer under his or her signature.